Note 7 - Property and Equipment (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018
Statement Line Items [Line Items]
Decrease through classified as held for sale, property, plant and equipment	$ 3,000
Impairment loss recognised in profit or loss, property, plant and equipment		$ 156,717